As filed with the Securities and Exchange Commission on March 31, 2008


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21168

                NEUBERGER BERMAN INTERMEDIATE MUNICIPAL FUND INC.
                -------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                Neuberger Berman Intermediate Municipal Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ({section} 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


                                                                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc.
--------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT                    SECURITY(@)                                                 RATING                      VALUE(+)
($000's omitted)                                                                             Moody's   S&P        ($000's omitted)
ALABAMA (1.9%)
                1,195  Alabama Wtr. Poll. Ctrl. Au., Ser. 1996 B (AMBAC Insured), 5.50%,
                       due 8/15/16                                                             Aaa     AAA             1,196
                4,210  DCH Hlth. Care Au. Hlth. Care Fac. Rev., Ser. 2002, 5.25%, due
                       6/1/14                                                                  A1      A+              4,508
                                                                                                                      ----------
                                                                                                                       5,704
ARIZONA (2.2%)
                1,465  Arizona Energy Management Svcs. (Main) LLC Energy Conservation Rev.
                       (Arizona St. Univ. Proj.-Main Campus), Ser. 2002, (MBIA Insured),
                       5.25%, due 7/1/17                                                       Aaa     AAA             1,576
                1,255  Salt Verde Fin. Corp. Sr. Gas Rev., Ser. 2007, 5.25%, due 12/1/20       Aa3     AA-             1,307
                1,750  Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%, due
                       7/15/17                                                                                         1,808(^^)
                2,325  Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2006, 5.05%, due
                       7/15/18                                                                                         2,176(^^)
                                                                                                                      ----------
                                                                                                                       6,867

CALIFORNIA (8.0%)
                3,500  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Republic
                       Svc., Inc. Proj.), Ser. 2002 B, 5.25%, due 6/1/23 Putable 12/1/17       Baa1    BBB+            3,661(B)
                2,000  California Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Waste
                       Management, Inc. Proj.), Ser. 2005 C, 5.13%, due 11/1/23                        BBB             1,940(B)
                2,500  California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
                       5.75%, due 5/1/17 Pre-Refunded 5/1/12                                   Aaa     A               2,842
                3,460  California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002 A,
                       5.38%, due 5/1/22 Pre-Refunded 5/1/12                                   Aaa     A               3,881
                1,500  California St. Pub. Works Board Lease Rev., Ser. 2002 A, (AMBAC
                       Insured), 5.25%, due 12/1/17                                            Aaa     AAA             1,627
                1,240  California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.), Ser.
                       2003 A, 6.00%, due 10/1/16                                                      A+              1,357(B)
                1,270  California Statewide CDA Rev. (California Baptist Univ.), Ser. 2007
                       A, 5.30%, due 11/1/18                                                                           1,267(B)(^^)
                3,000  Golden St Tobacco Securitization Corp. Tobacco Settlement Asset-
                       Backed Rev., Ser. 2003 A-1, 6.25%, due 6/1/33                           Aaa     AAA             3,356
                2,080  Oakland Redev. Agcy. Sub. Tax Allocation Rev. (Central Dist. Redev.
                       Proj.), Ser. 2003, (FGIC Insured), 5.50%, due 9/1/18                    Aaa     AA              2,261
                  740  San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev.
                       Proj.), Ser. 2003 B, 5.00%, due 9/1/17                                  Baa2                      756
                1,500  Santa Rosa Rancheria Tachi Yokut Tribe Enterprise Rev., Ser. 2006,
                       4.88%, due 3/1/16                                                                               1,504(^^)
                                                                                                                      ----------
                                                                                                                       24,452
COLORADO (5.2%)
                4,220  Colorado Springs Util. Sys. Sub. Lien Ref. Rev., Ser. 2002 A,
                       (AMBAC Insured), 5.38%, due 11/15/18                                    Aaa     AAA             4,643
                1,785  Denver City & Co. Arpt. Sys. Ref. Rev., Ser. 1991 D, (XLCA
                       Insured), 7.75%, due 11/15/13                                           A1      AAA             2,025
                4,000  Denver City & Co. Arpt. Sys. Ref. Rev., Ser. 2002 E, (FGIC
                       Insured), 5.25%, due 11/15/14                                           Aaa     AA              4,257

See Notes to Schedule of Investments

                                                                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT                    SECURITY(@)                                                 RATING                      VALUE(+)
($000's omitted)                                                                             Moody's   S&P        ($000's omitted)
                4,610  Thornton Cert. of Participation, Ser. 2002, (AMBAC Insured), 5.38%,
                       due 12/1/16 Pre-Refunded 12/1/12                                        Aaa     AAA             5,168
                                                                                                                      ----------
CONNECTICUT (0.8%)                                                                                                    16,093
                2,400  Mashantucket Western Pequot Tribe Spec. Rev., Sub. Ser. 1997 B,
                       5.70%, due 9/1/12                                                       Baa3                    2,437(n)
DELAWARE (0.2%)
                  500  University of Delaware Rev., Ser. 2004 B, (LOC: Bank of America),
                       1.95%, due 2/1/08                                                               AA+               500(u)
DISTRICT OF COLUMBIA (1.6%)
                4,495  Dist. of Columbia (Washington, D.C.) Ref. G.O., Ser. 2002 C, (XLCA
                       Insured), 5.25%, due 6/1/13                                             Aaa     AAA             4,883
FLORIDA (7.7%)
                2,560  Fiddlers Creek Comm. Dev. Dist. Number 2 Spec. Assessment Rev.,
                       Ser. 2003 A, 6.00%, due 5/1/16                                                                  2,397(^^)
                1,750  Miami Beach Hlth. Fac. Au. Hosp. Ref. Rev. (Mount Sinai Med. Ctr.
                       of Florida Proj.), Ser. 2004, 6.25%, due 11/15/09                       Ba1     BB+             1,796(B)
                8,140  Orange Co. Sales Tax Ref. Rev., Ser. 2002 A, (FGIC Insured), 5.13%,
                       due 1/1/18                                                              Aaa     AA              8,663
                2,085  Palm Beach Co. Hlth. Fac. Au. Hosp. Ref. Rev. (BRCH Corp. Oblig.
                       Group), Ser. 2001, 5.00%, due 12/1/12                                           BBB+            2,180(B)
                7,000  Palm Beach Co. Sch. Board Cert. of Participation, Ser. 2001 B,
                       (AMBAC Insured), 5.38%, due 8/1/17                                      Aaa     AAA             7,620
                1,000  Sarasota Co. Util. Sys. Ref. Rev., Ser. 2002 C, (FGIC Insured),
                       5.25%, due 10/1/20                                                      Aaa     AA              1,066
                                                                                                                      ----------
                                                                                                                      23,722

GEORGIA (2.6%)
                4,575  Henry Co. Wtr. & Swr. Au. Wtr. & Swr. Ref. Rev., Ser. 2002 A, (MBIA
                       Insured), 5.13%, due 2/1/17                                             Aaa     AAA             5,012
                2,710  Newnan Hosp. Au. Rev. Anticipation Cert. (Newnan Hosp., Inc.
                       Proj.), Ser. 2002, (MBIA Insured), 5.50%, due 1/1/18                    Aaa                     2,948(B)
                                                                                                                      ----------
                                                                                                                       7,960
ILLINOIS (12.4%)
                3,000  Bartlett Tax Increment Ref. Rev. (Quarry Redev. Proj.), Ser. 2007,
                       5.35%, due 1/1/17                                                       Baa3                    2,962
                5,940  Chicago G.O., Ser. 2002 A, (AMBAC Insured), 5.38%, due 1/1/17 Pre-
                       Refunded 7/1/12                                                         Aaa     AAA             6,614
                  180  Chicago G.O., Ser. 2002 A, (AMBAC Insured), 5.38%, due 1/1/17           Aaa     AAA               197
                1,500  Chicago Metro. Wtr. Reclamation Dist. Cap. Imp. G.O., Ser. 2002 C,
                       5.38%, due 12/1/16 Pre-Refunded 12/1/12                                 Aaa                     1,682
                1,970  Cook County Illinois Township High Sch. Dist. Number 225 Northfield
                       Township, 5.00%, due 12/1/25                                            Aaa     AAA             2,097
                5,130  Illinois Ed. Fac. Au. Rev. (Field Museum of Natural History), Ser.
                       2002, 4.30%, due 11/1/36 Putable 11/1/13                                A2      A               5,358(u)(B)
                4,000  Illinois Fin. Au. Rev. (Clare Oaks Proj.), Ser. 2006 A, 5.75%, due
                       11/15/16                                                                                        4,075(B)(^^)
                5,000  Illinois G.O., Ser. 2002, (MBIA Insured), 5.25%, due 10/1/14            Aaa     AAA             5,490
                3,000  Illinois Hlth. Fac. Au. Rev. (Loyola Univ. Hlth. Sys.), Ser. 1997
                       A, (MBIA Insured), 6.00%, due 7/1/14                                    Aaa     AAA             3,490(B)
                1,670  Illinois Metro. Pier & Exposition Au. Dedicated St. Tax Ref. Rev.,
                        Ser. 1998 A, (FGIC Insured), 5.50%, due 6/15/17                        Aaa     AAA             1,970

See Notes to Schedule of Investments

                                                                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT                    SECURITY(@)                                                 RATING                      VALUE(+)
($000's omitted)                                                                             Moody's   S&P        ($000's omitted)
                2,000  Kane, Cooke, & DuPage Cos. Elgin Sch. Dist. Number U-46 G.O., Ser.
                       1998, (FSA Insured), 5.35%, due 1/1/15                                  Aaa                     2,146
                2,250  Southwestern Illinois Local Gov't Dev. Au. Rev., (Collinsville
                       Ltd.), Ser. 2007, 5.00%, due 3/1/25                                                             2,115(^^)
                                                                                                                      ----------
                                                                                                                      38,196
INDIANA (9.6%)
                1,995  Indiana Bond Bank Rev. (St. Revolving Fund Prog.), Ser. 2001 A,
                       5.38%, due 2/1/17 Pre-Refunded 2/1/13                                           AAA             2,254
                  760  Indiana Bond Bank Rev. (St. Revolving Fund Prog.), Ser. 2001 B,
                       5.25%, due 2/1/18 Pre-Refunded 2/1/13                                           AAA               848
                8,005  Indiana Bond Bank Rev. (Unrefunded Bal. Revolving Fund Prog.), Ser.
                       2001 A, 5.38%, due 2/1/17                                                       AAA             8,831
                2,800  Indiana Bond Bank Rev. (Unrefunded Bal. Revolving Fund Prog.), Ser.
                       2002 B, 5.25%, due 2/1/18                                                       AAA             3,033
                4,000  Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Ref. Rev. (Clarian Hlth.
                       Oblig. Group), Ser. 2006 B, 5.00%, due 2/15/21                          A2      A+              4,071(B)
                1,000  Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev., Ser. 2002 B, (MBIA
                       Insured), 5.25%, due 1/1/18                                             Aaa     AAA             1,075
                2,050  Indiana St. Hlth. Fac. Fin. Au. Rev. (Hlth. Sys. Sisters of St.
                       Francis), Ser. 2001, 5.35%, due 11/1/15                                 Aa3                     2,192(B)
                1,065  Indiana St. Recreational Dev. Comm. Rev., Ser. 2002, (AMBAC
                       Insured), 5.25%, due 7/1/18                                             Aaa     AAA             1,136
                1,125  Indiana St. Recreational Dev. Comm. Rev., Ser. 2002, (AMBAC
                       Insured), 5.25%, due 7/1/19                                             Aaa     AAA             1,195
                2,580  Indianapolis Local Pub. Imp. Rev. (Indianapolis Arpt. Au. Proj.),
                       Ser. 2003 A, (FSA Insured), 5.63%, due 1/1/17                           Aaa     AAA             2,787
                2,000  Jasper Hosp. Au. Hosp. Fac. Ref. Rev. (Mem. Hosp. & Hlth. Care Ctr.
                       Proj.), Ser. 2002, (Radian Insured), 5.50%, due 11/1/17                         AA              2,118(B)
                                                                                                                      ----------
                                                                                                                      29,540
IOWA (2.6%)
                1,000  Coralville Urban Renewal Rev., Tax Increment, Ser. 2007 C, 5.00%,
                        due 6/1/15                                                             Baa1                    1,056
                3,000  Iowa Tobacco Settlement Au. Tobacco Settlement Asset-Backed Rev.,
                        Ser. 2001 B, 5.30%, due 6/1/25 Pre-Refunded 6/1/11                             AAA             3,246
                3,000  Iowa Tobacco Settlement Au. Tobacco Settlement Asset-Backed Rev.,
                        Ser. 2005 C, 5.38%, due 6/1/38                                         Baa3    BBB             2,705
                1,005  Kirkwood Comm. College Iowa New Jobs Training Cert. (Merged Area
                        X), Ser. 2007 1B, 5.00%, due 6/1/17                                    Aa3     AA-             1,054
                                                                                                                      ----------
                                                                                                                       8,061
LOUISIANA (1.2%)
                2,500  Morehouse Parish Ref. PCR (Int'l Paper Co. Proj.), Ser. 2001 A,
                        5.25%, due 11/15/13                                                    Baa3    BBB             2,610(B)
                1,000  Tobacco Settlement Fin. Corp. Tobacco Settlement Asset-Backed Rev.,
                        Ser. 2001 B, 5.50%, due 5/15/30                                        Baa3    BBB               976
                                                                                                                      ----------
                                                                                                                       3,586
MARYLAND (0.5%)
                1,000  Maryland St. Hlth. & Higher Ed. Fac. Au. Rev. (Union Hosp. of Cecil
                        Co.), Ser. 2002, 5.50%, due 7/1/14                                     A3                      1,067(B)

See Notes to Schedule of Investments

                                                                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT                    SECURITY(@)                                                 RATING                      VALUE(+)
($000's omitted)                                                                             Moody's   S&P        ($000's omitted)
                  400  Prince George's Co. Unrefunded Balance Cons. Pub. Imp. G.O., Ser.
                       2001, (FGIC Insured), 5.25%, due 12/1/16 Pre-Refunded 12/1/11           Aaa     AAA               443
                                                                                                                      ----------
                                                                                                                       1,510
MASSACHUSETTS (8.7%)
                3,000  Massachusetts Port Au. Spec. Fac. Rev. (Delta Air Lines, Inc.
                       Proj.), Ser. 2001 A, (AMBAC Insured), 5.50%, due 1/1/19                 Aaa     AAA             3,111(B)
                1,850  Massachusetts St. G.O., Ser. 2002 E, (MBIA Insured), 5.38%, due
                       1/1/18 Pre-Refunded 1/1/13                                              Aaa     AAA             2,062
                2,450  Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Caritas Christi Oblig.
                       Group), Ser. 1999 A, 5.70%, due 7/1/15                                  Baa3    BBB             2,496(B)
                2,810  Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Milford-Whitinsville
                       Reg. Hosp.), Ser. 1998 C, 5.75%, due 7/15/13                            Baa3    BBB-            2,881(B)
                4,935  Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (New England Med. Ctr.
                       Hosp.), Ser. 2002 H, (FGIC Insured), 5.38%, due 5/15/16                 Aaa     AA              5,490(B)
                5,030  Massachusetts St. Wtr. Poll. Abatement Trust Rev. (MWRA Prog.),
                       Ser. 2002 A, 5.25%, due 8/1/19                                          Aaa     AAA             5,440
                2,775  Massachusetts St. Wtr. Poll. Abatement Trust Unrefunded Balance
                       Rev. (Pool Prog.), Ser. 2001, 5.25%, due 2/1/16                         Aaa     AAA             2,964
                2,000  Massachusetts St. Wtr. Poll. Abatement Trust. Rev. (Pool Prog.),
                       Ser. 2001, 5.25%, due 2/1/16 Pre-Refunded 8/1/11                        Aaa     AAA             2,180
                                                                                                                      ----------
                                                                                                                      26,624
MICHIGAN (4.9%)
                3,075  Detroit Sch. Dist. Sch. Bldg. & Site Imp. G.O., Ser. 2002 A, (FGIC
                       Insured), 5.50%, due 5/1/15 Pre-Refunded 5/1/13                         Aaa     AA              3,483
                1,070  Ingham & Clinton Cos. East Lansing Bldg. Au. Ref. G.O., Ser. 1999,
                       5.25%, due 10/1/16                                                              AA+             1,105
                1,375  Macomb Co. New Haven Comm. Sch. Bldg. & Site G.O., Ser. 2002,
                       5.25%, due 5/1/17 Pre-Refunded 11/1/12                                  Aa3     AA-             1,531
                1,500  Michigan St. Bldg. Au. Rev. (Fac. Prog.), Ser. 2001 II, 5.50%, due
                       10/15/18 Pre-Refunded 10/15/11                                          A1      AAA             1,658
                3,850  Royal Oak Hosp. Fin. Au. Hosp. Ref. Rev. (William Beaumont Hosp.),
                       Ser. 1996, 6.25%, due 1/1/12                                            Aa3     AA-             4,242(B)
                2,000  Summit Academy North Pub. Sch. Academy Ref. Rev., Ser. 2005, 5.25%,
                       due 11/1/20                                                                     BB+             1,895
                  975  Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.00%, due
                       11/1/15                                                                         BB+             1,007
                                                                                                                      ----------
                                                                                                                      14,921
MINNESOTA (2.3%)
                2,000  Freeborn Co. Hsg. & Redev. Au. Lease Rev. (Criminal Justice Ctr.
                       Proj.), Ser. 2002, 5.38%, due 2/1/17                                    Baa1                    2,110
                2,000  Maple Grove Hlth. Care Sys. Rev. (Maple Grove Hosp. Corp.), Ser.
                       2007, 5.00%, due 5/1/17                                                 A3                      2,124(B)
                2,540  St. Paul Port Au. Lease Rev. (Office Bldg. at Cedar Street), Ser.
                       2002, 5.00%, due 12/1/17                                                Aa2     AA+             2,715
                                                                                                                      ----------
                                                                                                                       6,949
MISSOURI (5.5%)
                3,495  Bi State Dev. Agcy. Metro. Dist. Rev. (Metrolink Cross Co.
                       Extension Proj.), Ser. 2002 B, (FSA Insured), 5.25%, due 10/1/16        Aaa     AAA             3,861
                2,000  Boone Co. Hosp. Ref. Rev. (Boone Hosp. Ctr.), Ser. 2002, 5.05%, due
                       8/1/20                                                                  A3                      2,058(B)

See Notes to Schedule of Investments

                                                                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------
(UNAUDITED)




PRINCIPAL AMOUNT                    SECURITY(@)                                                 RATING                      VALUE(+)
($000's omitted)                                                                             Moody's   S&P        ($000's omitted)
                2,425  Branson Dev. Fin. Board Infrastructure Fac. Board Rev., Ser. 2003
                       A, 5.00%, due 12/1/17                                                   Baa1    BBB+            2,502
                  740  Branson Ind. Dev. Au. Ltd. Oblig. Tax Increment Rev. (Branson
                       Landing-Retail Proj.), Ser. 2005, 5.25%, due 6/1/21                                               688(^^)
                1,800  Missouri Dev. Fin. Board Cultural Fac. Rev. (Nelson Gallery), Ser.
                       2001 B, (MBIA Insured), 2.05%, due 2/1/08                               Aaa     AAA             1,800(u)(B)
                2,965  Missouri St Univ. Auxiliary Enterprise Sys. Rev.,  Ser. 2007 A,
                       (XLCA Insured), 5.00%, due 4/1/26                                       A3      AAA             3,028
                2,000  Missouri St. Env. Imp. & Energy Res. Au. Wtr. Poll. Ctrl. &
                       Drinking Wtr. Rev., Ser. 2002 B, 5.50%, due 7/1/16                      Aaa                     2,222
                  570  Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser. 2001 II,
                       (FHA Insured), 5.25%, due 12/1/16                                               AA                590
                  110  Missouri St. Hsg. Dev. Comm. Multi-Family Hsg. Rev., Ser. 2001 III,
                       (FHA Insured), 5.05%, due 12/1/15                                               AA                114
                                                                                                                      ----------
                                                                                                                      16,863

NEBRASKA (0.6%)
                1,725  Central Plains Energy Proj.  Rev. (Nebraska Gas Proj. Number 1),
                       Ser. 2007 A, 5.00%, due 12/1/14                                         Aa3     AA-             1,814
NEVADA (4.2%)
                5,335  Clark Co. Passenger Fac. Charge Ref. Rev. (Las Vegas-McCarran Int'l
                       Arpt. Proj.), Ser. 2002 A, (MBIA Insured), 5.25%, due 7/1/10            Aaa     AAA             5,619
                4,355  Las Vegas Valley Wtr. Dist. Ref. & Wtr. Imp. G.O., Ser. 2003 A,
                       (FGIC Insured), 5.25%, due 6/1/16                                       Aaa     AA+             4,775
                2,295  Truckee Meadows Wtr. Au. Wtr. Rev., Ser. 2001 A, (FSA Insured),
                       5.50%, due 7/1/15                                                       Aaa     AAA             2,505
                                                                                                                      ----------
                                                                                                                      12,899

NEW HAMPSHIRE (1.8%)
                3,310  New Hampshire Hlth. Ed. Fac. Au. Rev. (Univ. Sys. of New
                       Hampshire), Ser. 2001, (AMBAC Insured), 5.38%, due 7/1/17 Pre-
                       Refunded 7/1/11                                                         Aaa     AAA             3,656
                1,700  New Hampshire Hlth. Ed. Fac. Au. Rev. (Univ. Sys. of New
                       Hampshire), Ser. 2001, (AMBAC Insured), 5.38%, due 7/1/17               Aaa     AAA             1,849
                                                                                                                      ----------
                                                                                                                       5,505
NEW JERSEY (6.3%)
                5,000  New Jersey Bldg. Au. St. Bldg. Ref. Rev., Ser. 2002 B, (FSA
                       Insured), 5.25%, due 12/15/15                                           Aaa     AAA             5,484
                1,500  New Jersey Econ. Dev. Au. Cigarette Tax Rev., Ser. 2004, 5.63%, due
                       6/15/19                                                                 Baa2    BBB             1,532
                  700  New Jersey Econ. Dev. Au. Retirement Comm. Rev. Ref. (Seabrook
                       Vlg., Inc. Fac.), Ser. 2006, 5.25%, due 11/15/26                                                  630(B)(^^)
                6,900  New Jersey Ed. Fac. Au. Rev. (Stevens Institute of Technology),
                       Ser. 2002 C, 5.25%, due 7/1/17 Pre-Refunded 7/1/13                      Baa2    BBB+            7,720(B)
                4,000  New Jersey Hlth. Care Fac. Fin. Au. Rev. (Somerset Med. Ctr.
                       Issue), Ser. 2003, 5.50%, due 7/1/18                                    Ba2                     3,987(B)
                                                                                                                      ----------
                                                                                                                      19,353
NEW YORK (5.2%)
                  990  Lyons Comm. Hlth. Initiatives Corp. Fac. Rev., Ser. 2004, 5.50%,
                       due 9/1/14                                                              A2                      1,103
                3,250  New York City G.O., Ser. 2002 C, 5.50%, due 8/1/15                      Aa3     AA              3,590

See Notes to Schedule of Investments

                                                                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT                    SECURITY(@)                                                 RATING                      VALUE(+)
($000's omitted)                                                                             Moody's   S&P        ($000's omitted)
                2,580  New York City IDA Civic Fac. Rev. (Lycee Francais de New York
                       Proj.), Ser. 2002 A, (ACA Insured), 5.50%, due 6/1/14                                           2,681(B)(^^)
                  750  New York City IDA Civic Fac. Rev. (Vaughn College of Aeronautics
                       and Technology), Ser. 2006 A, 5.00%, due 12/1/21                                BB+               687(B)
                2,750  New York City IDA Liberty Rev. (7 World Trade Center, LLC Proj.),
                       Ser. 2005 A, 6.25%, due 3/1/15                                                                  2,855(^^)
                1,750  New York City IDA Spec. Fac. Rev. (American Airlines, Inc. J.F.K.
                       Int'l Arpt. Proj.), Ser. 2005, 7.50%, due 8/1/16                                B               1,850(B)
                1,250  New York Liberty Dev. Corp. Rev. (Nat'l Sports Museum Proj.), Ser.
                       2006 A, 6.13%, due 2/15/19                                                                      1,275(^^)
                1,700  New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2003 A,
                       5.38%, due 3/15/20 Pre-Refunded 3/15/13                                 Aa3     AAA             1,915
                                                                                                                      ----------
                                                                                                                      15,956
NORTH DAKOTA (1.5%)
                4,100  Fargo Hlth. Sys. Rev. (Meritcare Obligated Group), Ser. 2002 A,
                       (AMBAC Insured), 5.63%, due 6/1/17                                      Aaa     AAA             4,505(B)
OHIO (1.9%)
                1,000  Coshocton Co. Env. Imp. Ref. Rev. (Smurfit-Stone Container
                       Enterprises, Inc. Proj.), Ser. 2005, 5.13%, due 8/1/13                          CCC+              969(n)(B)
                1,000  Cuyahoga Co. Rev. (Cleveland Clinic), Ser. 2004 B1, 1.93%, due
                       2/1/08                                                                  Aa3     AA-             1,000(u)(B)
                3,760  Ohio Air Quality Dev. Au. Env. Imp. Ref. Rev. (USX Corp. Proj.),
                       Ser. 1995, 5.00%, due 11/1/15 Putable 11/1/11                           Baa1    BBB+            3,982(B)
                                                                                                                      ----------
                                                                                                                       5,951
PENNSYLVANIA (6.3%)
                1,765  Cumberland Co. West Shore Area Au. Hosp. Rev. (Holy Spirit Hosp. of
                       the Sisters of Christian Charity Proj.), Ser. 2001, 6.05%, due
                       1/1/19                                                                          BBB             1,828(B)
                  565  Delaware River Joint Toll Bridge Comm. Sys. Rev., Ser. 2003, 5.25%,
                       due 7/1/18 Pre-Refunded 7/1/13                                          A2      A-                634
                  435  Delaware River Joint Toll Bridge Comm. Sys. Rev., Ser. 2003, 5.25%,
                       due 7/1/18                                                              A2      A-                469
                2,000  Lancaster Co. Hosp. Au. Rev. (Brethren Vlg. Proj.), Ser. 2008 A,
                       6.10%, due 7/1/22                                                                               2,018(^^)
                2,000  Lehigh Co. Gen. Purp. Au. Rev. (KidsPeace Oblig. Group), Ser. 1998,
                       6.00%, due 11/1/23                                                      Ba3                     1,968(B)
                5,000  Montgomery Co. Higher Ed. & Hlth. Au. Hosp. Rev. (Abington Mem.
                       Hosp. Proj.), Ser. 2002 A, 5.00%, due 6/1/19                                    A               5,153(B)
                1,000  Pennsylvania Econ. Dev. Fin. Au. Res. Rec. Ref. Rev. (Colver
                       Proj.), Ser. 2005 G, 5.13%, due 12/1/15                                                         1,002(^^)
                2,000  Philadelphia Arpt. Ref. Rev. (Philadelphia Arpt. Sys.), Ser. 1998
                       A, (FGIC Insured), 5.38%, due 6/15/14                                   Aaa     AA              2,052
                  520  Sayre Hlth. Care Fac. Au. Rev., (Guthrie Hlth. Proj.), Ser. 2002 A,
                       5.75%, due 12/1/21                                                              A                 549(B)
                1,480  Sayre Hlth. Care Fac. Au. Rev., (Guthrie Hlth. Proj.), Ser. 2002 A,
                       5.75%, due 12/1/21 Pre-Refunded 12/1/11                                         A               1,657(B)
                2,000  Westmoreland Co. IDA Gtd. Rev. (Nat'l Waste & Energy Corp., Valley
                       Landfill Expansion Proj.), Ser. 1993, 5.10%, due 5/1/18 Putable
                       5/1/09                                                                          BBB             2,041(B)
                                                                                                                      ----------
                                                                                                                      19,371

See Notes to Schedule of Investments

                                                                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT                    SECURITY(@)                                                 RATING                      VALUE(+)
($000's omitted)                                                                             Moody's   S&P        ($000's omitted)
SOUTH CAROLINA (5.4%)
                1,100  Charleston Co. Sch. Dist. G.O., Ser. 2001, (FSA Insured), 5.00%,
                       due 2/1/18                                                              Aaa     AAA             1,163
                2,140  Mt. Pleasant Town Waterworks & Swr. Sys. Ref. & Imp. Rev., Ser.
                       2002, (FGIC Insured), 5.25%, due 12/1/17                                Aaa     AA              2,328
                2,345  South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev. (Palmetto Hlth.
                       Alliance), Ser. 2003 A, 6.00%, due 8/1/13                               Baa1    BBB+            2,525(B)
                2,000  South Carolina Jobs Econ. Dev. Au. Hosp. Ref. Rev. (Palmetto Hlth.
                       Alliance), Ser. 2003 A, 6.13%, due 8/1/23                               Baa1    BBB+            2,075(B)
                4,665  South Carolina St. Pub. Svc. Au. Rev., Ser. 2002 B, (FSA Insured),
                       5.38%, due 1/1/18                                                       Aaa     AAA             5,031
                3,500  Union Co. IDR (Federal Paper Board Co., Inc. Proj.), Ser. 1989,
                       4.55%, due 11/1/09                                                      Baa3    BBB             3,508(B)
                                                                                                                      ----------
                                                                                                                      16,630
TENNESSEE (2.1%)
                1,655  Knox Co. Hlth. Ed. & Hsg. Fac. Board Hosp. Fac. Rev., Ser. 2002 A,
                       (FSA Insured), 5.50%, due 1/1/18 Pre-Refunded  1/1/13                   Aaa     AAA             1,862(B)
                1,360  Knox Co. Hlth. Ed. & Hsg. Fac. Board Hosp. Fac. Rev. Unrefunded
                       Bal., Ser. 2002 A, (FSA Insured), 5.50%, due 1/1/18                     Aaa     AAA             1,505(B)
                3,085  Memphis-Shelby Co. Arpt. Au. Spec. Fac. Ref. Rev. (Federal Express
                       Corp.), Ser. 2002, 5.05%, due 9/1/12                                    Baa2    BBB             3,232(B)
                                                                                                                      ----------
                                                                                                                       6,599
TEXAS (21.4%)
                4,145  Anson Ed. Fac. Corp. Std. Hsg. Rev. (Univ. of Texas at Dallas-
                       Waterview Park Proj.), Ser. 2002, (ACA Insured), 5.00%, due 1/1/23                              3,699(B)(^^)
                  920  Austin Convention Enterprises, Inc. Convention Ctr. Hotel First
                       Tier Rev., Ser. 2001 A, 6.38%, due 1/1/16 Pre-Refunded 1/1/11           Aaa     BBB-            1,011
                3,300  Brazos River Au. Ref. PCR (TXU Energy Co. LLC Proj.), Ser. 2003 A,
                       6.75%, due 4/1/38 Putable 4/1/13                                        Caa1    CCC             3,312(B)
                1,000  Brazos River Au. Ref. PCR (TXU Energy Co. LLC Proj.), Ser. 2003 D,
                       5.40%, due 10/1/29 Putable 10/1/14                                      Caa1    CCC               938(B)
                1,000  Brazos River Au. Ref. Rev. (Reliant Energy, Inc. Proj.), Ser. 1999
                       B, 7.75%, due 12/1/18                                                   Ba1     BBB-            1,033(B)
                3,600  Corpus Christi Tax & Muni. Hotel Occupancy Tax G.O., Ser. 2002,
                       (FSA Insured), 5.50%, due 9/1/17                                        Aaa     AAA             3,996
                2,100  Dallas-Fort Worth Int'l Arpt. Fac. Imp. Corp. Rev., Ser. 2004 A-1,
                       6.15%, due 1/1/16                                                       Ba2                     2,100(B)
                1,935  Dallas-Fort Worth Int'l Arpt. Imp. Rev., Ser. 2004 B, (FSA
                       Insured), 5.50%, due 11/1/18                                            Aaa     AAA             2,094
                1,750  Ector Co. Hosp. Dist. Hosp. Rev., Ser. 2002 A, 5.63%, due 4/15/16       A3      A-              1,787
                1,745  Ector Co. Hosp. Dist. Hosp. Rev., Ser. 2002 A, 5.63%, due 4/15/17       A3      A-              1,779
                4,790  Harris Co. Toll Road Sr. Lien Rev., Ser. 2002, (FSA Insured),
                       5.38%, due 8/15/16 Pre-Refunded 8/15/12                                 Aaa     AAA             5,348
                2,210  Harris Co. Toll Road Sr. Lien Rev., Unrefunded Bal., Ser. 2002,
                       (FSA Insured), 5.38%, due 8/15/16                                       Aaa     AAA             2,440
                  610  HFDC Central Texas, Inc. Retirement Fac. Rev., Ser. 2006 A, 5.25%,
                       due 11/1/15                                                                                       598(B)(^^)

See Notes to Schedule of Investments

                                                                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT                    SECURITY(@)                                                 RATING                      VALUE(+)
($000's omitted)                                                                             Moody's   S&P        ($000's omitted)
                3,235  Houston Arpt. Sys. Sub. Lien. Ref. Rev., Ser. 2001 A, (FGIC
                       Insured), 5.50%, due 7/1/16                                             Aaa     AA              3,433
                4,955  Houston Pub. Imp. Ref. G.O., Ser. 2002, (MBIA Insured), 5.25%, due
                       3/1/17                                                                  Aaa     AAA             5,322
                2,000  Lubbock Hlth. Fac. Dev. Corp. Rev. (St. Joseph Hlth. Sys.), Ser.
                       1998, 5.25%, due 7/1/16                                                 Aa3     AA-             2,032(B)
                4,780  North Central Hlth. Fac. Dev. Corp. Hosp. Ref. Rev. (Baylor Hlth.
                       Care Sys. Proj.), Ser. 1998, 5.10%, due 5/15/13                         Aa2     AA-             4,896(B)
                  950  Northwest Texas Independent Sch. Dist. Sch. Bldg., Ser. 2002, (PSF
                       Insured), 5.50%, due 8/15/17 Pre-refunded 2/15/13                       Aaa                     1,071
                   50  Northwest Texas Independent Sch. Dist. Unrefunded Bal. Sch. Bldg.,
                       Ser. 2002, (PSF Insured), 5.50%, due 8/15/17                            Aaa                        55
                   20  San Antonio Cert. of Obligation G.O., Ser. 2002, 5.00%, due 2/1/14
                       Pre-Refunded 2/1/12                                                     Aa1     AA+                22
                6,795  San Antonio Independent Sch. Dist. Unlimited Tax G.O., Ser. 2001 B,
                       (PSF Insured), 5.38%, due 8/15/17                                       Aaa     AAA             7,384
                1,240  San Antonio Unrefunded Balance Cert. of Obligation G.O., Ser. 2002,
                       5.00%, due 2/1/14                                                       Aa1     AA+             1,332
                  500  San Leanna Ed. Fac. Corp. Higher Ed. Ref. Rev., (St. Edwards Univ.
                       Proj.), Ser. 2007, 5.00%, due 6/1/19                                    Baa2    BBB+              513(B)
                  910  Southmost Regl. Wtr. Auth. Tex. Wtr. Supply Contract Rev., Ser.
                       2002, (MBIA Insured), 5.50%, due 9/1/19 Pre-Refunded 9/1/12             Aaa                     1,020
                1,000  Southmost Regl. Wtr. Auth. Tex. Wtr. Supply Contract Rev.
                       Unrefunded Bal., Ser. 2002, (MBIA Insured), 5.50%, due 9/1/19           Aaa                     1,103
                4,200  Tarrant Reg. Wtr. Dist. Wtr. Ref. & Imp. Rev., Ser. 2002, (FSA
                       Insured), 5.38%, due 3/1/16                                             Aaa     AAA             4,654
                  365  Texas Std. Hsg. Corp. Std. Hsg. Rev. (Midwestern St. Univ. Proj.),
                       Ser. 2002, 5.50%, due 9/1/12                                            Baa3                      375
                1,000  Trinity River Au. Imp. & Ref. Rev. (Tarrant Co. Wtr. Proj.), Ser.
                       2003, (MBIA Insured), 5.50%, due 2/1/16 Pre-Refunded 2/1/13             Aaa     AAA             1,127
                1,085  Tyler Hlth. Fac. Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg.
                       Hlth. Care Ctr. Proj.), Ser. 2003, 5.25%, due 7/1/13                    Baa1                    1,136
                                                                                                                      ----------
                                                                                                                      65,610
VIRGIN ISLANDS (0.8%)
                1,000  Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA Refinery),
                       Ser. 2003, 6.13%, due 7/1/22                                            Baa3    BBB             1,021
                1,500  Virgin Islands Pub. Fin. Au. Refinery Fac. Rev. (HOVENSA Refinery),
                       Ser. 2004, 5.88%, due 7/1/22                                            Baa3    BBB             1,515(B)
                                                                                                                      ----------
                                                                                                                       2,536
VIRGINIA (1.4%)
                1,000  Hopewell Ind. Dev. Au. Env. Imp. Ref. Rev. (Smurfit-Stone Container
                       Enterprise, Inc. Proj.), Ser. 2005, 5.25%, due 6/1/15                           CCC+              960(n)(B)
                2,620  Peninsula Ports Au. Res. Care Fac. Ref. Rev. (VA Baptist Homes),
                       Ser. 2006 C, 5.25%, due 12/1/21                                                                 2,489(B)(^^)
                1,000  Virginia Beach Dev. Au. Residential Care Fac. Mtge. Ref. Rev.
                       (Westminster-Canterbury of Hampton Roads, Inc.), Ser. 2005, 5.00%,
                       due 11/1/22                                                                                       943(B)(^^)
                                                                                                                      -------------
                                                                                                                       4,392
WASHINGTON (12.4%)
                1,000  Clark Co. Vancouver Sch. Dist. Number 37 G.O., Ser. 1998, 5.13%,
                       due 12/1/12                                                             Aa3                     1,105

See Notes to Schedule of Investments

                                                                                                                JANUARY 31, 2008

SCHEDULE OF INVESTMENTS Intermediate Municipal Fund Inc. cont'd
---------------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT                    SECURITY(@)                                                 RATING                      VALUE(+)
($000's omitted)                                                                             Moody's   S&P        ($000's omitted)
                8,800  Energy Northwest Elec. Ref. Rev. (Proj. Number 3), Ser. 2001 A,
                       (FSA Insured), 5.50%, due 7/1/17                                        Aaa     AAA             9,668
                5,000  King & Snohomish Cos. Northshore Sch. Dist. Number 417 G.O., Ser.
                       2002, (FSA Insured), 5.50%, due 12/1/17 Pre-Refunded 6/1/12             Aaa     AAA             5,582
                4,260  King Co. Pub. Trans. Sales Tax Ref. G.O., Ser. 2002, (FSA Insured),
                       5.38%, due 12/1/14                                                      Aaa     AAA             4,729
                6,250  Port of Seattle Sub. Lien Rev., Ser. 2002 B, (FGIC Insured), 5.50%,
                       due 9/1/16                                                              Aaa     AA              6,692
                1,000  Skagit Co. Pub. Hosp. Dist. Number 1 Ref. Rev., Ser. 2007, 5.63%,
                       due 12/1/25                                                             Baa2                      998
                1,000  Skagit Co. Pub. Hosp. Dist. Ref. Rev., Ser. 2003, 6.00%, due
                       12/1/23                                                                 Baa2                    1,025
                1,625  Skagit Co. Pub. Hosp. Dist. Ref. Rev., Ser. 2003, 6.00%, due
                       12/1/18                                                                 Baa2                    1,699
                2,500  Tacoma Wtr. Sys. Rev., Ser. 2001, (FGIC Insured), 5.13%, due
                       12/1/19                                                                 Aaa     AA              2,622
                3,125  Washington St. Hlth. Care Fac. Au. Rev. (Yakima Valley Mem. Hosp.
                       Assoc.), Ser. 2002, (ACA Insured), 5.00%, due 12/1/17                           BBB             3,137(B)
                1,000  Washington St. Var. Purp. G.O., Ser. 1999 A, 4.75%, due 7/1/17          Aa1     AA+             1,006
                                                                                                                      ----------
                                                                                                                      38,263
WISCONSIN (5.5%)
                1,385  Badger Tobacco Asset Securitization Corp. Tobacco Settlement Asset-
                       Backed Rev., Ser. 2002, 6.13%, due 6/1/27                               Baa3    BBB             1,435
                1,900  Univ. of Wisconsin Hosp. & Clinics Au. Hosp. Rev., Ser. 2002 B,
                       5.50%, due 4/1/12                                                       A1      A+              2,033
                1,370  Wisconsin Hlth. & Ed. Fac. Au. Rev. (Aurora Med. Group, Inc.
                       Proj.), Ser. 1996, (FSA Insured), 6.00%, due 11/15/11                   Aaa     AAA             1,534(B)
                1,000  Wisconsin Hlth. & Ed. Fac. Au. Rev., (Franciscan Sisters Hlth.
                       Care), Ser. 2007, 5.00%, due 9/1/14                                             BBB+            1,036(B)
                7,205  Wisconsin St. G.O., Ser. 2002 C, (MBIA Insured), 5.25%, due 5/1/17
                       Pre-Refunded 5/1/12                                                     Aaa     AAA             7,927
                2,780  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Kenosha Hosp. & Med. Ctr.,
                       Inc. Proj.), Ser. 1999, 5.50%, due 5/15/15                                      A               2,868(B)
                                                                                                                      ----------
                                                                                                                      16,833
WYOMING (1.6%)
                4,895  Wyoming Comm. Dev. Au. Hsg. Rev., Ser. 2006 6, 5.00%, due 12/1/21       Aa1     AA+             4,917

OTHER (1.6%)
                2,000  MuniMae Subordinated Cumulative Perpetual Preferred Shares, Ser. C,
                       4.70%, due 6/30/49 Putable 9/30/09                                      Baa2                    2,032(n)
                3,000  Non-Profit Pfd. Fdg. Trust I, Ser. 2006 C, 4.72%, due 9/15/37           A2                      3,005(n)
                                                                                                                     ----------
                                                                                                                       5,037

                       TOTAL INVESTMENTS (157.9%) (COST $469,557)                                                    485,039(##)

                       Cash, receivables and other assets, less liabilities (0.5%)                                     1,574

                       Liquidation Value of Auction Market Preferred Shares [(58.4%)]                               (179,400)

                       TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)                                  $307,213

See Notes to Schedule of Investments

     NOTES TO SCHEDULE OF INVESTMENTS
     --------------------------------

(+) Investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. ("California"), Neuberger Berman Intermediate Municipal Fund Inc. ("Intermediate"), and Neuberger Berman New York Intermediate Municipal Fund Inc. ("New York") (individually a "Fund", and collectively, the "Funds") are valued daily by obtaining valuations from independent pricing services on all securities available in each service's data base. For all other securities, quotations are obtained from principal market makers in those securities or, if quotations are not readily available, by methods each Fund's Board of Directors has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(##) At January 31, 2008, selected Fund information on a U.S. federal income tax basis was as follows:

                                            GROSS              GROSS               NET
(000'S OMITTED)           COST         UNREALIZED         UNREALIZED        UNREALIZED
NEUBERGER BERMAN                     APPRECIATION       DEPRECIATION      APPRECIATION
CALIFORNIA            $152,602             $4,997               $307            $4,690
INTERMEDIATE           469,557             17,343              1,861            15,482
NEW YORK               126,326              3,372                414             2,958

(@) At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc., Standard & Poor's, or Fitch Investors Services, Inc. or, where not rated, are determined by the Funds' investment manager to be of comparable quality. Approximately 77%, 70%, and 67% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, which the Funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the Funds the right to sell back the issue on the date specified.

(B)  Security is guaranteed by the corporate or non-profit obligor.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At January 31, 2008, these securities amounted to approximately $484,000 or 0.3% of net assets applicable to common shareholders for California, approximately $9,403,000 or 3.1% of net assets applicable to common shareholders for Intermediate and approximately $484,000 or 0.6% of net assets applicable to common shareholders for New York.

(^^) Not rated by a NRSRO.

(O) All or a portion of this security was purchased on a when-issued basis. At January 31, 2008, these securities amounted to $964,000 or 1.2% of net assets applicable to common shareholders for New York.

(OO) All or a portion of this security is segregated as collateral for when-issued purchase commitments.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of January 31, 2008.

(T)  Rated BBB by Fitch Investor Services, Inc.




For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Intermediate Municipal Fund Inc.



By:   /s/ Peter E. Sundman
      --------------------
      Peter E. Sundman
      Chief Executive Officer

Date: March 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:   /s/ Peter E. Sundman
      --------------------
      Peter E. Sundman
      Chief Executive Officer

Date: March 27, 2008



By:   /s/ John M. McGovern
      --------------------
      John M. McGovern
      Treasurer and Principal Financial
      and Accounting Officer

Date: March 27, 2008